Allowance for Probable Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for probable loan losses
Balance at the beginning of the period	$ 84,192	$ 84,482
Losses charged to allowance	(58,346)	(22,899)
Recoveries credited to allowance	4,388	5,291
Net losses charged to allowance	(53,958)	(17,608)
Provision (credit) charged to operations	27,959	17,318
Balance at the end of the period	58,193	84,192
Commercial
Allowance for probable loan losses
Balance at the beginning of the period	26,617	22,046
Losses charged to allowance	(34,721)	(16,130)
Recoveries credited to allowance	3,547	4,126
Net losses charged to allowance	(31,174)	(12,004)
Provision (credit) charged to operations	16,189	16,575
Balance at the end of the period	11,632	26,617
Commercial real estate: other construction and land development
Allowance for probable loan losses
Balance at the beginning of the period	19,940	26,695
Losses charged to allowance	(7,617)	(1,467)
Recoveries credited to allowance	229	171
Net losses charged to allowance	(7,388)	(1,296)
Provision (credit) charged to operations	168	(5,459)
Balance at the end of the period	12,720	19,940
Risks related to family development loans
Minimum number of family development loans	1
Maximum number of family development loans	4
Commercial real estate: farmland and commercial
Allowance for probable loan losses
Balance at the beginning of the period	24,227	16,340
Losses charged to allowance	(13,724)	(1,955)
Recoveries credited to allowance	220	296
Net losses charged to allowance	(13,504)	(1,659)
Provision (credit) charged to operations	11,157	9,546
Balance at the end of the period	21,880	24,227
Commercial real estate: multifamily
Allowance for probable loan losses
Balance at the beginning of the period	1,003	53
Provision (credit) charged to operations	(309)	950
Balance at the end of the period	694	1,003
Residential: first lien
Allowance for probable loan losses
Balance at the beginning of the period	4,562	10,059
Losses charged to allowance	(227)	(805)
Recoveries credited to allowance	13	28
Net losses charged to allowance	(214)	(777)
Provision (credit) charged to operations	42	(4,720)
Balance at the end of the period	4,390	4,562
Residential: junior lien
Allowance for probable loan losses
Balance at the beginning of the period	4,760	2,611
Losses charged to allowance	(1,190)	(1,304)
Recoveries credited to allowance	195	300
Net losses charged to allowance	(995)	(1,004)
Provision (credit) charged to operations	683	3,153
Balance at the end of the period	4,448	4,760
Consumer
Allowance for probable loan losses
Balance at the beginning of the period	1,724	6,241
Losses charged to allowance	(756)	(1,067)
Recoveries credited to allowance	184	211
Net losses charged to allowance	(572)	(856)
Provision (credit) charged to operations	137	(3,661)
Balance at the end of the period	1,289	1,724
Foreign
Allowance for probable loan losses
Balance at the beginning of the period	1,359	437
Losses charged to allowance	(111)	(171)
Recoveries credited to allowance		159
Net losses charged to allowance	(111)	(12)
Provision (credit) charged to operations	(108)	934
Balance at the end of the period	$ 1,140	$ 1,359